Stock-Based Compensation - Activity of RSUs, PSUs, and Director RSUs (Details)	2 Months Ended
Dec. 31, 2021 $ / shares shares
RSUs
Quantity
Award outstanding, beginning balance (in shares) | shares	0
Award granted (in shares) | shares	974,775
Awards vested (in shares) | shares	0
Award forfeited (in shares) | shares	0
Award outstanding, ending balance (in shares) | shares	974,775
Weighted average grant date fair value
Weighted average grant-date fair value, beginning balance (dollars per share) | $ / shares	$ 0
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	10.48
Weighted average grant-date fair value, vested (dollars per share) | $ / shares	0
Weighted average grant-date fair value, forfeited (dollars per share) | $ / shares	0
Weighted average grant-date fair value, ending balance (dollars per share) | $ / shares	$ 10.48
PSUs
Quantity
Award outstanding, beginning balance (in shares) | shares	0
Award granted (in shares) | shares	229,006
Awards vested (in shares) | shares	0
Award forfeited (in shares) | shares	0
Award outstanding, ending balance (in shares) | shares	229,006
Weighted average grant date fair value
Weighted average grant-date fair value, beginning balance (dollars per share) | $ / shares	$ 0
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	9.20
Weighted average grant-date fair value, vested (dollars per share) | $ / shares	0
Weighted average grant-date fair value, forfeited (dollars per share) | $ / shares	0
Weighted average grant-date fair value, ending balance (dollars per share) | $ / shares	$ 9.20
Director RSUs
Quantity
Award outstanding, beginning balance (in shares) | shares	0
Award granted (in shares) | shares	34,902
Awards vested (in shares) | shares	0
Award forfeited (in shares) | shares	0
Award outstanding, ending balance (in shares) | shares	34,902
Weighted average grant date fair value
Weighted average grant-date fair value, beginning balance (dollars per share) | $ / shares	$ 0
Weighted average grant-date fair value, granted (dollars per share) | $ / shares	10.48
Weighted average grant-date fair value, vested (dollars per share) | $ / shares	0
Weighted average grant-date fair value, forfeited (dollars per share) | $ / shares	0
Weighted average grant-date fair value, ending balance (dollars per share) | $ / shares	$ 10.48